Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
The compensation committee generally approves the annual equity incentive awards around March 25 of each year. This timing allows the awards to be aligned with long-range benchmarking, annual performance reviews, annual bonus determinations and our company’s financial reporting calendar. The current practice, as applicable, is for the exercise price or base price of option and SAR grants to be set at the closing prices of the applicable class of our common shares on the grant date, which is the date of the compensation committee meeting on or around March 25 of the same year. Equity incentive awards, including option and SAR grants, are not granted in anticipation of the release of material non-public
information, and the release of material
non-public
information is not timed on the basis of option or equity grant dates
For purposes of determining the number of Liberty Global Class A and Liberty Global Class C RSUs, PSUs and SARs to be granted each year to our NEOs, our compensation committee has adopted a policy of using the weighted average of the closing prices of such shares for a five-day
trading period ending on the second trading day preceding the date of the compensation committee meeting at which the grants are approved.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity incentive awards, including option and SAR grants, are not granted in anticipation of the release of material non-public
information, and the release of material
non-public
information is not timed on the basis of option or equity grant dates
MNPI Disclosure Timed for Compensation Value	false